Organization - IPO (Details) - shares			9 Months Ended
	May. 20, 2015	Nov. 19, 2014	Sep. 30, 2015	Aug. 18, 2015	Dec. 31, 2014
Initial public offering and formation transactions
Number of units held			12,841,676		7,837,774
Common Unitholders, Public
Initial public offering and formation transactions
Number of units held			9,706,567		4,702,665
Common Unitholders, Public | Landmark, General Partner and affiliates
Initial public offering and formation transactions
Number of units held			171,737	171,737
Subordinated Unitholder, Landmark
Initial public offering and formation transactions
Number of units held			3,135,109		3,135,109
IPO, Public
Initial public offering and formation transactions
Units issued			3,000,000
IPO, Public | Common Unitholders, Public
Initial public offering and formation transactions
Units issued	3,000,000	2,750,000	3,000,000
IPO, Public | Subordinated Unitholder, Landmark
Initial public offering and formation transactions
Units issued			0
Over-allotment option | Common Unitholders, Public
Initial public offering and formation transactions
Units issued		100,000
Sale to affiliate | Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Initial public offering and formation transactions
Units issued		2,066,995